SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Depreciation Rates [Table Text Block]
%

Computers, software, manufacturing, laboratory equipment and demonstration equipment (*)	10 - 50 (mainly 33)
Office furniture and equipment	6 - 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

(*)
Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Movement In Valuation Allowances And Reserves [Table Text Block]

	2014	2013	2012

Balance at the beginning of the year	$6,497	$6,792	$5,478
Charged to expenses, net of recoveries	1,233	1,217	1,782
Deconsolidation of subsidiary	-	(141)	-
Write-off	(1,514)	(1,483)	(523)
Exchange rate	(246)	112	55

Balance at the end of the year	$5,970	$6,497	$6,792

Warranty Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Movement In Valuation Allowances And Reserves [Table Text Block]

	December 31,
	2014	2013	2012

Balance at the beginning of the year	6,981	$7,197	$6,514
Warranty provision related to acquisitions	50	-	44
Warranty provision related to the Deconsolidation of Syneron Beauty	-	(129)	-
Charged to costs and expenses relating to new sales	9,126	9,122	9,058
Costs of product warranty claims	(8,501)	(9,159)	(8,419)
Translation Differences	(189)	(50)	-
Balance at the end of the year	7,467	$6,981	$7,197